   As filed with the Securities and Exchange Commission on March 28, 2002

                            Registration Nos. 33-21677,
                                              811-5547

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                      ----

               Pre-Effective Amendment No.                            /   /
                                                                      ----

               Post-Effective Amendment No. 41                        / X /
                                                                      ----

          REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT OF 1940                                         / X /
                                                                      ----

               Amendment No. 44                                       / X /
                                                                      ----

                           BARR ROSENBERG SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               3435 Stelzer Road
                               Columbus, OH 43219
               (Address of Principal Executive Offices) (Zip code)

                                  925-254-6464
              (Registrant's Telephone Number, including Area Code)

           Name and address
           of agent for service:              Copies to:
           ---------------------              ----------
           Kenneth Reid                       J.B. Kittredge, Esq.
           AXA Rosenberg Investment           Ropes & Gray
              Management LLC                  One International Place
           Four Orinda Way                    Boston, MA 02110-2624
           Building E
           Orinda, CA 94563

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

/ /  Immediately upon filing pursuant to paragraph (b)    /X/  On April 1, 2002
pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)     / /  On (date)
pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to (a)(2)               / /  On (date)
pursuant to paragraph (a)(2) of Rule 485

NOTE: THIS AMENDMENT RELATES SOLELY TO SHARES OF BENEFICIAL INTEREST IN THE AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND AND THE AXA ROSENBERG U.S. MARKET NEUTRAL FUND, AND INFORMATION CONTAINED IN THE TRUST REGISTRATION STATEMENT RELATING TO THE OTHER SERIES OF THE TRUST IS NEITHER AMENDED NOR SUPERSEDED HEREBY.

===============================================================================
                         BARR ROSENBERG SERIES TRUST
===============================================================================

               > AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND

               > AXA ROSENBERG U.S. MARKET NEUTRAL FUND


                                 APRIL 1, 2002


    BARR ROSENBERG SERIES TRUST IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY OFFERING ELEVEN DIVERSIFIED PORTFOLIOS WITH DIFFERENT INVESTMENT OBJECTIVES AND STRATEGIES, INCLUDING THE AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
 AND THE AXA ROSENBERG U.S. MARKET NEUTRAL FUND. THE FUND'S INVESTMENT ADVISER
                IS AXA ROSENBERG INVESTMENT MANAGEMENT LLC.

          PLEASE SEE THE INSIDE OF THE BACK COVER OF THIS PROSPECTUS FOR
                       IMPORTANT PRIVACY POLICY INFORMATION.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
     SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
                  ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
 1.800.555.5737 INSTITUTIONAL SHARES         1.800.447.3332 INVESTOR, CLASS A,
                                             CLASS B AND CLASS C SHARES
--------------------------------------------------------------------------------

                        [AXA ROSENBERG MUTUAL FUNDS LOGO]

                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

RISK/RETURN SUMMARY.......................................................    2

AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND..............................    2

AXA ROSENBERG U.S. MARKET NEUTRAL FUND....................................    3

FEES AND EXPENSES.........................................................    5

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.................    8

PRINCIPAL RISKS...........................................................   10

CERTAIN INVESTMENT TECHNIQUES AND RELATED RISKS...........................   11

PERFORMANCE INFORMATION FROM THE ADVISER'S OTHER LARGE CAPITALIZATION
  ACCOUNTS................................................................   14

THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY...............................   16

MANAGEMENT OF THE TRUST...................................................   18

MULTIPLE CLASSES..........................................................   22

PURCHASING SHARES.........................................................   25

IRA ACCOUNTS..............................................................   26

REDEMPTION OF SHARES......................................................   27

EXCHANGING SHARES.........................................................   28

HOW THE TRUST PRICES SHARES OF THE FUND...................................   29

DISTRIBUTIONS.............................................................   30

TAXES.....................................................................   30

OTHER INFORMATION.........................................................   31

                              RISK/RETURN SUMMARY


    The following is a summary of certain key information about the AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Market Neutral Fund (each a "Fund" and, collectively, the "Funds"). This summary identifies each Fund's investment objective, principal investment strategies and principal risks. The principal risks of each Fund are identified and more fully discussed beginning on page 10. You can find more detailed descriptions of the Funds further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.


                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND

INVESTMENT OBJECTIVE


    The Fund seeks a total return greater than that of the Russell 1000 Index.


SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES


    The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States. Under normal circumstances, at least 80% of the Fund's net assets will be invested in these Large Capitalization Securities (as more specifically defined on page 8). If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its net assets in Large Capitalization Securities, the Fund would provide 60 days notice of the change prior to the change's occurrence. The Fund may also temporarily hold a portion of its assets not invested in these equity securities in "cash equivalents" -- highly liquid short-term, interest-bearing securities -- to meet redemption requests or for investment purposes.



    As noted above, the Fund measures its return against that of the Russell 1000 Index. The Russell 1000 Index consists of the 1000 largest securities in the Russell 3000 Index. Total return is a combination of capital appreciation and current income (dividend or interest).


    The Fund's Investment Adviser, AXA Rosenberg Investment Management LLC (the "Adviser") considers financial information and market trends ("fundamental" and "quantitative" investment criteria) in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" below.

SUMMARY OF PRINCIPAL RISKS


    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:


    - INVESTMENT RISKS. The value of Fund shares may vary depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    - MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

    - RISK OF OVERWEIGHTING. This is the risk that, because the Fund invests only in Large Capitalization Securities, it may from time to time overweight investments in certain sectors or industries of the stock market and may suffer a loss because of general declines in the price of stocks in those sectors or industries.


    - PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.


    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 10.


PERFORMANCE INFORMATION

    The Fund does not have performance information because it is not yet operational.

                     AXA ROSENBERG U.S. MARKET NEUTRAL FUND

INVESTMENT OBJECTIVE


    The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk.


SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund seeks to achieve its investment objective by buying common stocks that the Adviser believes are undervalued and by "selling short" stocks that the Adviser believes are overvalued. The Adviser's computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions. The Fund invests primarily in small and mid-capitalization stocks that are principally traded in the markets of the United States. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills.


    By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general U.S. stock market movements. Further, by maintaining equal value exposures in its long and short portfolios, the Fund also attempts to limit the effects on its performance of, and the risk associated with, value and growth style swings in the broad market.



    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" below.


SUMMARY OF PRINCIPAL RISKS


    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:


    INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risk associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. Because the Adviser could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

    MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Adviser will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization, or other risk factors.


    RISK OF SHORT SALES. The Adviser may sell a security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.



    SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.



    STYLE RISK. The Adviser attempts to maintain approximately equal weight in value stocks in its long and short portfolios. There is a risk, however, that the Fund's performance will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets because the Adviser's risk control policy does not yield perfectly style-neutral portfolios.


    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.


    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 10.


PERFORMANCE INFORMATION

    The Fund does not have performance information because it is not yet operational.

                               FEES AND EXPENSES

FEES AND EXPENSES

    THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND


                                 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT):
  --------------------------------------------------------------------------------------------------------------------
            CLASS OF SHARES            INSTITUTIONAL    INVESTOR           A                 B               C(A)
  -----------------------------------  -------------  -------------  -------------     -------------     -------------
  Maximum Sales Charge (Load)........            --              --           5.50%             5.00%             2.00%

  Maximum Sales Charge (Load) Imposed
    on Purchases (as a percentage of
    offering price)..................            --              --           5.50%(b)            --              1.00%

  Maximum Deferred Sales Charge
    (Load)...........................            --              --             --              5.00%(c)          1.00%(d)

  Maximum Sales Charge (Load) Imposed
    on Reinvested Dividends..........            --              --             --                --                --

  Redemption Fee(e)..................          2.00%           2.00%          2.00%             2.00%             2.00%

  Exchange Fee.......................            --              --             --                --                --

                      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  --------------------------------------------------------------------------------------------------------------------
            CLASS OF SHARES            INSTITUTIONAL    INVESTOR           A                 B               C(A)
  -----------------------------------  -------------  -------------  -------------     -------------     -------------

  Management Fees....................          0.75%           0.75%          0.75%             0.75%             0.75%

  Distribution and Shareholder
    Service (12b-1) Fees.............            --            0.25%          0.50%             1.00%             1.00%

  Other Expenses(f)..................          1.00%           1.15%          1.00%             1.00%             1.00%
                                       -------------  -------------  -------------     -------------     -------------

  Total Annual Fund Operating
    Expenses.........................          1.75%           2.15%          2.25%             2.75%             2.75%

  Fee Waiver and/or Expense
    Reimbursement(g).................         -0.75%          -0.75%         -0.75%            -0.75%            -0.75%
                                       -------------  -------------  -------------     -------------     -------------

  Net Expenses.......................          1.00%           1.40%          1.50%             2.00%             2.00%


------------------------

(a) Class C Shares are not currently available for purchase.

(b) Class A Shares may be sold at net asset value without payment of any sales charge to the following entities:

    (i) Pension and profit sharing plans, pension funds and other company-sponsored benefit plans; and

    (ii) "Wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered an agreement with the Trust or the Distributor.

(c) The contingent deferred sales charge (CDSC) for Class B Shares decreases to 4% in the second year, 3% in the fourth year, 2% in the fifth year, 1% in the seventh year and 0% in the eighth year of ownership. Class B Shares convert to Class A Shares approximately eight years after purchase.

(d) The CDSC for Class C Shares of 1.00% applies to shares redeemed within eighteen months of purchase.


(e) This fee is applicable only to shares redeemed within 30 days of purchase. The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing." The Fund charges no other redemption fees.


(f) Because the Fund is a new fund (as defined in Form N-1A under the Investment Company Act of 1940, as amended (the "1940 Act")), "Other Expenses" are based on estimated amounts for the current fiscal year.


(g) Reflects the Adviser's contractual undertaking to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the stated amount for the respective year.


EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:


CLASS                                                          1 YEAR    3 YEARS
-----                                                         --------   --------
Institutional...............................................    $102      $ 400
Investor....................................................    $143      $ 524
A...........................................................    $694      $1074
B...........................................................    $703      $1107
C...........................................................    $401      $ 800


    You would pay the following expenses if you did not redeem your shares:


CLASS                                                          1 YEAR    3 YEARS
-----                                                         --------   --------
B...........................................................    $203       $707
C...........................................................    $301       $800

AXA ROSENBERG U.S. MARKET NEUTRAL FUND


                                 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT):
  --------------------------------------------------------------------------------------------------------------------
            CLASS OF SHARES            INSTITUTIONAL    INVESTOR           A                 B               C(A)
  -----------------------------------  -------------  -------------  -------------     -------------     -------------
  Maximum Sales Charge (Load)........            --              --           5.50%             5.00%             2.00%

  Maximum Sales Charge (Load) Imposed
    on Purchases (as a percentage of
    offering price)..................            --              --           5.50%(b)            --              1.00%

  Maximum Deferred Sales Charge
    (Load)...........................            --              --             --              5.00%(c)          1.00%(d)

  Maximum Sales Charge (Load) Imposed
    on Reinvested Dividends..........            --              --             --                --                --

  Redemption Fee(e)..................          2.00%           2.00%          2.00%             2.00%             2.00%

  Exchange Fee.......................            --              --             --                --                --

                      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  --------------------------------------------------------------------------------------------------------------------
            CLASS OF SHARES            INSTITUTIONAL    INVESTOR           A                 B               C(A)
  -----------------------------------  -------------  -------------  -------------     -------------     -------------

  Management Fees....................          1.25%           1.25%          1.25%             1.25%             1.25%

  Distribution and Shareholder
    Service (12b-1) Fees.............            --            0.25%          0.50%             1.00%             1.00%

  Other Expenses(f)..................          1.00%           1.15%          1.00%             1.00%             1.00%
                                       -------------  -------------  -------------     -------------     -------------

  Total Annual Fund Operating
    Expenses.........................          2.25%           2.65%          2.75%             3.25%             3.25%

  Fee Waiver and/or Expense
    Reimbursement(g).................         -0.75%          -0.75%         -0.75%            -0.75%            -0.75%
                                       -------------  -------------  -------------     -------------     -------------

  Net Expenses.......................          1.50%           1.90%          2.00%             2.50%             2.50%


------------------------

(a) Class C Shares are not currently available for purchase.

(b) Class A Shares may be sold at net asset value without payment of any sales charge to the following entities:

    (i) Pension and profit sharing plans, pension funds and other company-sponsored benefit plans; and

    (ii) "Wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered an agreement with the Trust or the Distributor.

(c) The contingent deferred sales charge (CDSC) for Class B Shares decreases to 4% in the second year, 3% in the fourth year, 2% in the fifth year, 1% in the seventh year and 0% in the eighth year of ownership. Class B Shares convert to Class A Shares approximately eight years after purchase.

(d) The CDSC for Class C Shares of 1.00% applies to shares redeemed within eighteen months of purchase.


(e) This fee is applicable only to shares redeemed within 30 days of purchase. The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing." The Fund charges no other redemption fees.



(f) Because the Fund is a new fund (as defined in Form N-1A under the 1940 Act), "Other Expenses" are based on estimated amounts for the current fiscal year.



(g) Reflects the Adviser's contractual undertaking to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the stated amount for the respective year.


EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:


CLASS                                                          1 YEAR    3 YEARS
-----                                                         --------   --------
Institutional...............................................    $153      $  555
Investor....................................................    $193      $  677
A...........................................................    $742      $1,218
B...........................................................    $753      $1,257
C...........................................................    $451      $  948


    You would pay the following expenses if you did not redeem your shares:


CLASS                                                          1 YEAR    3 YEARS
-----                                                         --------   --------
B...........................................................    $253       $857
C...........................................................    $351       $948


           INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

    Except as explicitly described otherwise, the investment objective and policies of each of the Funds may be changed without shareholder approval.

AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND


    The Fund seeks a total return greater than that of the Russell 1000 Index through investing primarily in the common stocks of the largest 1000 companies (i.e., companies that have market capitalizations equal to or greater than $1.4 billion, which corresponds with the market capitalization of the smallest company in the Russell 1000 Index after the reconstitution of the Index on June 30, 2001) that are traded principally in the markets of the United States ("Large Capitalization Securities"). The definition of Large Capitalization Securities may change from time to time to include continually the market capitalization of the smallest company in the Russell 1000 Index. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its net assets in Large Capitalization Securities, the Fund would provide 60 days notice of the change prior to the change's occurrence. Total return is a combination of capital appreciation and current income (dividend or interest).



    It is currently expected that, under normal circumstances, 80% of the Fund's net assets will be invested in Large Capitalization Securities. For purposes of this policy, net assets include any borrowings for investment purposes. The Fund may temporarily hold a portion of its assets in "cash equivalents" -- highly liquid short-term, interest-bearing securities -- in order to meet redemption requests or for investment purposes.


    Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of the distributions you would receive from the Fund are likely to be short-term capital gains (which are taxed like ordinary dividends) rather than long-term capital gain distributions.

AXA ROSENBERG U.S. MARKET NEUTRAL FUND


    The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that the Adviser has identified as undervalued and short positions in such stocks that the Adviser has identified as overvalued. When the Adviser believes that a security is overvalued relative to other securities in the Fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then current market price. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on the Fund's performance. The Adviser's stock selection process focuses on the identification of stocks with attractively priced fundamentals and future expected earnings at reasonable current prices. In an attempt to limit the risks associated with value/growth cycles, the Adviser will maintain approximately equal percentages of value stocks in the Fund's long and short portfolios. For example, if the Fund holds 60% of its long positions in value stocks, then it will also hold approximately 60% of its short positions in value stocks. By maintaining approximately equal exposures to value stocks both long and short, the Adviser expects to limit the strategy's correlation with the value and growth cycles within the U.S. equity market. It is expected that the Fund can achieve a positive return if the securities in the Fund's long portfolio outperform the securities in the Fund's short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in the Fund's long portfolio underperform the securities in the Fund's short portfolio. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.



    The Fund seeks to construct a diversified portfolio that has limited exposure to the U.S. equity market risk generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, the 200 stocks principally traded in the markets of the United States with the largest market capitalizations are considered large capitalization stocks, the next 800 largest stocks are considered mid-capitalization stocks and all other stocks are considered small capitalization stocks. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.


    The Adviser uses the return that an investor could achieve through an investment in 3-Month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. The Adviser attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-Month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

    Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of the distributions you would receive from the Fund are likely to be short-term capital gains (which are taxed like ordinary dividends) rather than long-term capital gain distributions.

                                PRINCIPAL RISKS


    The value of your investment in a Fund changes with the values of the Fund's investments. Many factors can affect those values. As with any stock mutual fund, you may lose money if you invest in the Funds. Also, you should note that an investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This section describes the principal risks that may affect a Fund's investments as a whole. The Funds could be subject to additional risks because the types of investments made by the Funds can change over time.


    INVESTMENT RISKS. An investment in the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may vary depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. Investment in shares of the Funds is, like investment in common stocks, more volatile and risky than some other forms of investment. Also, the AXA Rosenberg U.S. Market Neutral Fund is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with other stock mutual funds.

    MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the risk that the Adviser will make poor investment decisions. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that it will produce the desired results. In some cases, certain investments may be unavailable or the Adviser may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to a particular Fund or Funds.

    The AXA Rosenberg U.S. Market Neutral Fund will lose money if the Adviser fails to purchase, sell or sell short different stocks such that the securities in the Fund's long portfolio, in the aggregate, outperform the securities in the Fund's short portfolio. In addition, management risk is heightened for the Fund because the Adviser could make poor stock selections for both the long and the short portfolios. Also, the Adviser may fail to construct a portfolio for the Fund that has limited exposure to general equity market risk or that has limited exposure to specific industries, specific capitalization ranges and certain other risk factors.


    RISK OF OVERWEIGHTING. This is the risk that, because the U.S. Large Capitalization Fund invests only in Large Capitalization Securities, it may from time to time overweight investments in certain sectors or industries, and may suffer a loss because of general declines in the price of stocks in those sectors or industries.



    RISK OF SHORT SALES. The Adviser may cause the AXA Rosenberg U.S. Market Neutral Fund to sell a security short by borrowing it from a third party and selling it at the then current market price. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund replaces it. The Fund may achieve a gain if the price of the borrowed security decreases during that period of time. No Fund can guarantee that it will be able to replace a security at any particular time or at an acceptable price.


    While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender. By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and this price may rise indefinitely.

    Short sales also involve other costs. The Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

    Until the Fund replaces a borrowed security, it will maintain daily a segregated account with its custodian containing cash, U.S. government securities, or other liquid securities. The amount deposited in the segregated account plus any amount deposited as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, the Fund might not receive any payments (including interest) on collateral deposited with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. The Fund will not make a short sale if after giving effect to the sale the market value of all securities sold short would exceed 100% of the value of the Fund's net assets.

    MARKET RISK. Although the AXA Rosenberg U.S. Market Neutral Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Adviser will fail to construct for the Fund a portfolio of long and short positions that has limited exposure to general stock market movements, capitalization or other risk factors.


    SMALL AND MID-SIZE COMPANY RISK. The AXA Rosenberg U.S. Market Neutral Fund invests primarily in the stocks of companies with small and mid-sized market capitalizations. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Therefore, the prices of such securities tend to be more volatile than the prices of securities of companies with larger market capitalizations. As a result, the absolute values of changes in the price of securities of companies with small or mid-sized market capitalizations may be greater than those of larger, more established companies.



    STYLE RISK. This is the risk that although the AXA Rosenberg U.S. Market Neutral Fund attempts to maintain approximately equal weight in value stocks in its long and short portfolios, the Fund's performance will still exhibit a sensitivity to the value-growth cycle within the U.S. equity markets because the Adviser's risk control policy does not yield perfectly style-neutral portfolios.


    PORTFOLIO TURNOVER. The consideration of portfolio turnover will not constrain the Adviser's investment decisions. Each of the Funds is actively managed, and a Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or transaction costs. Such costs will reduce the relevant Fund's return. A higher portfolio turnover rate may also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed.


           CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS


    The Funds have the flexibility, within limits, to invest in a variety of instruments designed to enhance their investment capabilities. A brief description of certain of these investment instruments and the risks associated with them appears below. You can find more detailed information in the Trust's Statement of Additional Information ("SAI").

    CERTAIN HOLDINGS. To meet redemption requests or for investment purposes, each of the Funds may temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

    In connection with these holdings, each of the Funds may be subject to interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will adversely affect the value of a Fund's debt securities. Debt securities constitute obligations of an issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of such securities to decline. Even the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk.



    Credit risk is the risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. As noted above, however, the Funds will hold debt securities only of issuers with high credit ratings.


    STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. A Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases an Index Future and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.

    In connection with a Fund's investment in common stocks, each Fund may invest in Index Futures while the Adviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. A Fund may also invest in Index Futures when the Adviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, a Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a Fund to avoid potential market and liquidity problems (E.G., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a Fund. A Fund may also use Index Futures in order to hedge its equity positions.

    In contrast to purchases of a common stock, no price is paid or received by a Fund upon the purchase of a futures contract. Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to market."

    A Fund may close out, or terminate its position in, a futures contract purchase by entering into a futures contract sale. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

    A Fund's use of Index Futures involves risk. Positions in Index Futures may be closed out by a Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for a Fund to close its futures contract purchase, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. The futures market may also attract more speculators than does the securities market, because deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market disturbances.

    Further, the ability to establish and close out positions in options on future contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.

    A Fund will not purchase Index Futures if, as a result, the Fund's initial margin deposits on transactions that do not constitute "bona fide hedging" under relevant regulations of the Commodities Futures Trading Commission would be greater than 5% of the Fund's total assets. In addition to margin deposits, when a Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other high grade liquid securities in a segregated account with its Custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

    REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government, and there is a risk that the seller may fail to honor its repurchase obligation. In such event, the relevant Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto, and (b) the inability to enforce rights and the expenses involved in attempted enforcement.

    LOANS OF PORTFOLIO SECURITIES. Each Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser to be of relatively high credit standing.

    ILLIQUID SECURITIES. Each Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

                   PERFORMANCE INFORMATION FROM THE ADVISER'S
                      OTHER LARGE CAPITALIZATION ACCOUNTS


    The Adviser also serves as adviser to other Large Capitalization accounts (the "Other Large Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Large Capitalization Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the AXA Rosenberg U.S. Large Capitalization Fund may vary from the performance of the Other Large Capitalization Accounts. The performance information shown below is based on a composite of all of the accounts of the Adviser and its predecessor with investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Large Capitalization Fund and has been adjusted to give effect to the estimated annualized net expenses (as set forth in the Annual Fund Operating Expenses table, above) of the AXA Rosenberg U.S. Large Capitalization Fund during its first fiscal year. None of the Other Large Capitalization Accounts has been registered under the 1940 Act and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Large Capitalization Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, the Other Large Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Large Capitalization Accounts had been subject to Subchapter M, their performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The other classes of the Fund have higher expense ratios than the Institutional Class, and therefore if the returns of the Other Large Capitalization Accounts were adjusted for the fees and expenses of those classes, they would be lower than those shown in the bar chart.


    The bar chart and table below show:

    - CHANGES IN THE OTHER LARGE CAPITALIZATION ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LIFE OF THE OTHER LARGE CAPITALIZATION ACCOUNT COMPOSITE; AND


    - HOW THE OTHER LARGE CAPITALIZATION ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER LARGE CAPITALIZATION ACCOUNT COMPOSITE COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.



YEARLY PERFORMANCE (%)--OTHER LARGE CAPITALIZATION ACCOUNTS (ADJUSTED FOR FEES
  AND NET EXPENSES OF INSTITUTIONAL SHARES)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END  ANNUAL RETURN (%)
1992                           4.97%
1993                          12.51%
1994                           1.36%
1995                          35.30%
1996                          22.75%
1997                          28.95%
1998                          30.23%
1999                          23.17%
2000                         -11.26%
2001                          -5.14%


    During all periods shown in the bar graph, the Other Large Capitalization Accounts' highest quarterly return was 26.65%, for the quarter ended 12/31/98, and their lowest quarterly return was -10.63%, for the quarter ended 9/30/98.

PERFORMANCE TABLE

    This table shows how the Other Large Capitalization Accounts' performance compares with the returns of a broad-based securities market index.


      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)



                                                                PAST ONE      PAST FIVE   PAST TEN
                                                                  YEAR          YEARS      YEARS
                                                              -------------   ---------   --------
Other Large Capitalization Accounts (adjusted for the fees
  and expenses of Institutional Shares).....................          -5.14%    11.73%     13.22%
Other Large Capitalization Accounts (adjusted for the fees
  and expenses of Investor Shares)..........................          -5.51%    11.29%     12.78%
Other Large Capitalization Accounts (adjusted for the fees
  and expenses of Class A Shares)...........................         -11.11%    10.45%     12.48%
Other Large Capitalization Accounts (adjusted for the fees
  and expenses of Class B Shares)...........................         -11.07%    10.37%     12.12%
Other Large Capitalization Accounts (adjusted for the fees
  and expenses of Class C Shares)...........................          -8.07%    10.37%     12.12%
Russell 1000 Index*.........................................         -12.45%    10.50%     12.86%


------------------------


* The Russell 1000 Index consists of the 1000 largest securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The smallest company in the Russell 1000 Index after the reconstitution of the Index on June 30, 2001 had a market capitalization of approximately $1.4 billion.


    There have been two modifications to the Adviser's large capitalization accounts strategy in the past ten years. First, the Adviser's predecessor incorporated its Earnings Change Model and Investor Sentiment Model into its large capitalization strategy in October 1992 and April 1993, respectively. The second enhancement to the Adviser's large capitalization strategy occurred in October 1998 when the Adviser's predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Near-Term Prospects Model. See "The Adviser's General Investment Philosophy--Stock Selection." Despite these enhancements to the Adviser's large capitalization strategy, the AXA Rosenberg U.S. Large Capitalization Fund has investment objectives, policies and strategies substantially similar to those of the Other Large Capitalization Accounts.

                  THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY


    The Adviser uses a quantitative stock selection process for all the Trust's portfolios, through which it seeks to outperform a benchmark while diversifing investment risk across a portfolio's holdings. In seeking to outperform each Fund's designated benchmark, the Adviser also attempts to control risk in each Fund's portfolio relative to the securities constituting that benchmark. Since each Fund is substantially invested in equities at all times, the Adviser does not seek to earn an extraordinary return by timing the market. The Adviser seeks to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. Each Fund seeks to have exposure to these factors similar to that of the designated benchmark.


INVESTMENT PHILOSOPHY

    The Adviser's investment strategy is based on the belief that stock prices imperfectly reflect the present value of the expected future earnings of companies, or their "fundamental values." The Adviser believes that market prices will converge towards respective fundamental values over time, and that therefore, if the Adviser can accurately determine fundamental value and can apply a disciplined investment process to select for purchase those stocks that are currently undervalued (i.e., their current prices are cheaper than their fundamental values), the Adviser will outperform a Fund's benchmark over time.

    The premise of the Adviser's investment philosophy is that there is a link between the price of a stock and the underlying financial and operational characteristics of the company. In other words, the price reflects the market's assessment of how well the company is positioned to generate future earnings and/or future cash flow. The Adviser identifies and purchases those stocks that are undervalued (i.e., they are currently cheaper than similar stocks with the same characteristics) and sells (or engages in short sales in the case of the AXA Rosenberg U.S. Market Neutral Fund) those stocks that have become overvalued (i.e., they are currently more expensive than similar stocks with the same characteristics). The Adviser believes that the market will recognize the "better value" and that the mispricings will be corrected as the stocks in a Fund's portfolios are purchased or sold by other investors.

    In determining whether a stock is attractive, the Adviser estimates the company's current fundamental value, changes in the company's future earnings, and investor sentiment toward the stock. The Adviser identifies and causes a Fund to purchase undervalued stocks and to hold them in the Fund's portfolio until the market recognizes and corrects for the mispricings. Conversely, the Adviser identifies and causes a Fund to sell (or sell short, in the case of the AXA Rosenberg U.S. Market Neutral Fund) overvalued stocks.

DECISION PROCESS

    The Adviser's decision process is a continuum. Its research function develops models that analyze the more than 14,000 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

    The essence of the Adviser's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include:
(1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and
(3) insightful definitions of similar businesses. The Adviser assimilates, checks and structures the input data on which its models rely. The Adviser believes that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION

    Fundamental valuation of stocks is key to the Adviser's investment process, and the heart of the valuation process lies in the Adviser's proprietary Appraisal Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Appraisal Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Appraisal Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

    An important feature of the Appraisal Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. The Adviser appraises the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. The Adviser then puts the segment appraisals together to create balance sheet, income statement, and sales valuation models for each total company while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure, and pension funding.

    The Adviser's proprietary Near-Term Prospects Model attempts to predict the earnings change for companies over a one-year period. This Model examines, among other things, measures of company profitability, measures of operational efficiency, analysts earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, the Adviser has different levels of investor sentiment data available and observes differing levels of market response to the Model's various predictors.

    The Adviser combines the results of the Near-Term Prospects Model with the results of the Appraisal Model to determine the attractiveness of a stock for purchase or sale.

OPTIMIZATION

    The Adviser's portfolio optimization system attempts to construct a Fund portfolio that will outperform the relevant benchmark. The optimizer simultaneously considers both the recommendations of the Adviser's stock selection models and the risks in determining portfolio transactions. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING

    The Adviser's trading system aggregates the recommended transactions for a Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

    In the United States, the network arrangements the Adviser has developed with Instinet Matching System (IMS) and Portfolio System for Institutional Trading (POSIT) facilitate large volume trading with little or no price disturbance and low commission rates.

    The Adviser uses accommodative trading, which allows institutional buyers and sellers of stock to present the Adviser with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and the Adviser's own recommended trades are signaled to the Adviser's traders. Because the broker is doing agency business and has a client on the other side of the trade, the Adviser expects the other side to be accommodative in setting the price. The Adviser's objective in using this match system is to execute most trades on the Adviser's side of the bid/ask spread so as to minimize market impact.

    Package trades allow the Adviser to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

    The Adviser continuously monitors trading costs to determine the impact of commissions and price disturbances on a Fund's portfolio.

                            MANAGEMENT OF THE TRUST

    The Trustees of the Trust (the "Trustees") oversee the general conduct of the Funds' business.

INVESTMENT ADVISER


    AXA Rosenberg Investment Management LLC (the "Adviser") is the Trust's investment adviser. The Adviser's address is Four Orinda Way, Building E, Orinda, CA 94563. The Adviser is responsible for making investment decisions for the Funds and managing the Funds' other affairs and business, subject to the supervision of the Board of Trustees. The Adviser provides investment advisory services to a number of institutional investors as well as to the other portfolios of the Trust. Each of the Funds will pay the Adviser a management fee for these services, on a monthly basis. As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," the Adviser has entered into a contractual undertaking to reduce its management fee and bear certain expenses until March 31, 2004 to limit each Fund's total annual operating expenses. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the relevant Fund to the Adviser during the next two fiscal years to the extent that the repayment will not cause the Fund's expenses to exceed the stated limit for the respective year. Management fees for AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Market Neutral Fund represent 0.75% and 1.25%, respectively, of each such Fund's average daily net assets.


PORTFOLIO MANAGERS

    Management of the portfolio of each Fund is overseen by the Adviser's executive officers who are responsible for design and maintenance of the Adviser's portfolio system, and by a portfolio manager who is responsible for research and monitoring the Fund's characteristic performance against the benchmark and for monitoring cash balances.


    AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND. Dr. Kenneth Reid, Thomas Mead and Stephen Dean, the portfolio manager, are responsible for the day-to-day management of the AXA Rosenberg U.S. Large Capitalization Fund's portfolio. Dr. Reid has been employed by the Adviser or its predecessor since 1985, and Mr. Mead has been employed by the Adviser or its predecessor since 1989. Mr. Dean joined the Adviser's predecessor in 1995 as a portfolio engineer and is now a senior product strategist. He received a B.A. from Hamilton College in 1985 and an M.B.A. from the University of California, Berkeley in 1994. Mr. Dean is a chartered financial analyst.



    AXA ROSENBERG U.S. MARKET NEUTRAL FUND. Dr. Kenneth Reid, Thomas Mead and Kathryn Mohan, the portfolio manager, are responsible for the day-to-day management of the AXA Rosenberg U.S. Market Neutral Fund's portfolio. Dr. Reid has been employed by the Adviser or its predecessor since 1985, and Mr. Mead has been employed by the Adviser or its predecessor since 1989. Ms. Mohan joined the Adviser in 1999 as a senior market neutral strategy analyst. From 1996 to 1999, she served as Assistant Portfolio Manager for BARRA RogersCasey Asset Services Group. She received a B.S. from Willamette University in 1992 and an M.I.M. from Thunderbird, The American Graduate School of International Management, in 1994.


EXECUTIVE OFFICERS

    The biography of each of the executive officers of the Adviser is set forth below. Kenneth Reid is also a Trustee of the Trust.

    BARR ROSENBERG. Dr. Rosenberg is the Director of Research of the Adviser, Chairman of AXA Rosenberg Group LLC, the parent of the Adviser, and Managing Director of Barr Rosenberg Research Center LLC. As such, he has ultimate responsibility for the Adviser's securities valuation and portfolio optimization systems that are used to manage the Fund and for the implementation of the decisions developed therein. His area of special concentration is the design of the Adviser's proprietary securities valuation model.

    Dr. Rosenberg earned a B.A. degree from the University of California, Berkeley, in 1963. He earned an M.Sc. from the London School of Economics in 1965, and a Ph.D. from Harvard University, Cambridge, Massachusetts, in 1968. From 1968 until 1983, Dr. Rosenberg was a Professor of Finance, Econometrics, and Economics at the School of Business Administration at the University of California, Berkeley. Concurrently, from 1968 until 1974, Dr. Rosenberg worked as a consultant in applied decision theory in finance, banking and medicine. In 1975, he founded Barr Rosenberg Associates, a financial consulting firm (now known as BARRA) where he was a managing partner, and later chief scientist, until his departure in 1986. Dr. Rosenberg, the founder of the Berkeley Program in Finance, has experience in the modeling of complex processes with substantial elements of risk. From 1985 to 1998, he was the founder and Managing General Partner of Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

    Dr. Rosenberg will be away on a one-year sabbatical, commencing April 1, 2002. During such period Thomas Mead will be fulfilling Dr. Rosenberg's regular functions.

    KENNETH REID. Dr. Reid is the Global Chief Investment Officer of the Adviser. His work is focused on the design and estimation of the Adviser's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Adviser's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Adviser's proprietary valuation and trading systems.

    Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

    WILLIAM RICKS. Dr. Ricks is the Chief Executive Officer and Chief Investment Officer of the Adviser. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

    Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Accounting Research at Rosenberg Institutional Equity Management, the predecessor company to the Adviser.


    THOMAS MEAD. Mr. Mead is the Deputy Director of the Barr Rosenberg Research Center LLC, and will be the Director of the Barr Rosenberg Research Center LLC during Dr. Rosenberg's sabbatical. He will serve as the Director of Research of the Adviser during Dr. Rosenberg's sabbatical. In addition to his oversight role within the Research Center, his focus is primarily on modeling.



    Mr. Mead earned an A.B. from Indiana University, Bloomington in 1973 and an M.A. in Economics from Brown University in 1975. He worked as an economist and a fixed income manager for Allendale Insurance in Providence, Rhode Island from 1977 to 1982, after which he was Managing Director of Cambridge Associates in Boston until 1989. From 1989 to 1998, he was a research associate at Rosenberg Institutional Equity Management, the predecessor company to the Adviser, where his responsibilities included portfolio engineering and client service.


INDEPENDENT TRUSTEES

    William F. Sharpe, Nils H. Hakansson and Dwight M. Jaffee are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Adviser.

    Dr. Sharpe is the STANCO 25 Professor of Finance Emeritus at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk analysis and performance measurement. He developed the widely-used binomial method for the valuation of options and other contingent claims. He also developed the computer algorithm used in many asset allocation procedures. Dr. Sharpe has published articles in a number of professional journals. He has also written six books, including PORTFOLIO THEORY AND CAPITAL MARKETS, (McGraw-Hill, 1970), ASSET ALLOCATION TOOLS, (Scientific Press, 1987), FUNDAMENTALS OF INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall, 2000) and INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall, 1999). Dr. Sharpe is a past President of the American Finance Association. He is currently Chairman of Financial Engines Incorporated, an on-line investment advice company. He has also served as consultant to a number of corporations and investment organizations. He received the Nobel Prize in Economic Sciences in 1990.

    Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

    Professor Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley. He was previously a Professor of Economics at Princeton University for many years, where he served as the Vice Chairman of the faculty. At Berkeley, he serves on a continuing basis as the Co-chairman of the Fisher Center for Real Estate and Urban Economics and as the Director of the UC Berkeley-St. Petersburg University (Russia) School of Management Program. He has been a Visiting Professor at many Universities around the world, most recently at the University of Aix/ Marseille in France and at the European University in Florence Italy. Professor Jaffee has authored five books and numerous articles in academic and professional journals. His research has focused on three key financial markets: business lending, real estate finance, and catastrophe insurance. His current research is focused on methods for securitizing real estate finance and catastrophe insurance risks, and on the impact of international trade on the U.S. computer industry. He has served on the editorial boards of numerous academic journals, and has been a consultant to a number of U.S. government agencies and to the World Bank. In the past, Professor Jaffee has been a member of the Board of Directors of various financial institutions, including the Federal Home Loan Bank of New York.

DISTRIBUTOR

    Investor Shares, Institutional Shares, Class A, Class B and, once offered, Class C Shares of each Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

    Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor Shares, Class A Shares, Class B Shares and Class C Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares, Class A Shares, Class B Shares and Class C Shares of the Trust, shares of each such class are subject to an annual distribution and shareholder service fee (each a "Distribution and Shareholder Service Fee") in accordance with a Distribution and Shareholder Service Plan (each a "Distribution and Shareholder Service Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Although the Distributor sells Institutional Shares of the Fund, as noted below, the Fund pays no fees to the Distributor in connection with such shares. Under the Distribution and Shareholder Service Plans, the various classes of the Funds will pay Distribution and Shareholder Service Fees up to the following percentages:

INSTITUTIONAL           INVESTOR      A          B          C*
-------------           --------   --------   --------   --------
None                      0.25%      0.50%      1.00%      1.00%

------------------------

*   Class C Shares are not currently available for purchase.

    Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of the relevant Shares, printing of prospectuses and reports for other than existing Investor, Class A, Class B and Class C shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such shareholders. Each Distribution and Shareholder Service Plan is of the type known as a "compensation" plan. This means that, although the Trustees are expected to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                                MULTIPLE CLASSES

    As indicated previously, the Funds offers five classes of shares to investors, with eligibility for purchase depending on the amount invested in a Fund. The five classes of shares are Institutional Shares, Investor Shares, Class A Shares, Class B Shares and Class C Shares. The following table sets forth basic investment and fee information for each class.

                                                                                    ANNUAL DISTRIBUTION AND
NAME OF CLASS                  MINIMUM FUND INVESTMENT*   SUBSEQUENT INVESTMENTS*   SHAREHOLDER SERVICE FEE
-------------                  ------------------------   -----------------------   -----------------------
Institutional................         $1 million                  $10,000                    None
Investor.....................         $    2,500                  $   500                    0.25%
Class A......................         $    1,000                  $   100                    0.50%
Class B......................         $    1,000                  $   100                    1.00%
Class C**....................         $    1,000                  $   100                    1.00%

------------------------

* Certain exceptions apply. See "--Institutional Shares" and "--Investor Shares" below."

**  Class C Shares are not currently available for purchase.

    The offering price of Fund shares is based on the net asset value per share next determined after an order is received, less any applicable front-end sales load. See "Purchasing Shares," "How the Trust Prices Shares of the Fund--Determination of Net Asset Value" and "Redemption of Shares."

INSTITUTIONAL SHARES

    Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) plans and individuals. In order to be eligible to purchase Institutional Shares, an institution, plan or individual must make an initial investment of at least
$1 million in a Fund. In its sole discretion, the Adviser may waive this minimum investment requirement, and the Adviser intends to do so for employees of the Adviser, for the spouse, parents, children, siblings, grandparents or grandchildren of such employees, for employees of the Administrator and for Trustees who are not interested persons of the Trust or Adviser and their spouses. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

INVESTOR SHARES

    Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $2,500 in a Fund. In its sole discretion, the Adviser may waive this minimum investment requirement. Investor Shares are subject to an annual Distribution and Shareholder Service Fee equal to 0.25% of the average daily net assets of a Fund attributable to Investor Shares, and the Trustees have authorized the Funds to pay up to 0.15% of their respective average daily net assets attributable to Investor Shares for subtransfer and subaccounting services in connection with such shares. As described above, the Distribution and Shareholder Service Plan in connection with Investor Shares permits payments of up to 0.25% of a Fund's average daily net assets attributable to Investor Shares. See "Management of the Trust--Distributor."

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

    You can purchase Class A shares of the Funds at net asset value with an initial sales charge as follows:

                                                                    INITIAL SALES CHARGE
                                                    -----------------------------------------------------
                                                                                             COMMISSION
                                                                                             TO DEALER/
                                                          AS % OF            AS % OF       AGENT AS % OF
AMOUNT PURCHASED                                    NET AMOUNT INVESTED   OFFERING PRICE   OFFERING PRICE
----------------                                    -------------------   --------------   --------------
Up to $50,000.....................................          5.82%              5.50%            5.00%
$50,000 up to $100,000............................          4.99%              4.75%            4.25%
$100,000 up to $250,000...........................          3.90%              3.75%            3.25%
$250,000 up to $500,000...........................          2.83%              2.75%            2.50%
$500,000 up to $1,000,000.........................          2.04%              2.00%            1.75%
Over $1,000,000*..................................          0.00%              0.00%            1.00%

------------------------

* You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1% contingent deferred sales charge ("CDSC") if you redeem your shares within 1 year.

    The Trust offers three separate programs that can affect the level of your initial sales charge on purchases of Class A Shares:


    - LETTER OF INTENT. If you intend to purchase at least $50,000 of Class A Shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' distributor that you have a Letter of Intent each time you make an investment.



          You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. Your shares will be held subject to a pledge for this purpose. The custodian will release the pledge at the end of the 13 months if you complete your intended investment.


    - RIGHT OF ACCUMULATION. You may add the value of any Class A Shares of the Funds you already own to the amount of your next investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your financial intermediary or the Funds' distributor to qualify. Certain financial intermediaries may not offer these programs or may impose conditions or fees to use these programs. You should consult with your financial intermediary prior to purchasing the Funds' shares.

    - COMBINATION PRIVILEGE. You may combine purchases of Class A Shares that are made by you, your spouse and your children under age 21 when calculating the initial sales charge. You must notify your financial intermediary or the Funds' distributor to qualify.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

    You can purchase Class B Shares at net asset value without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within a specified period after your purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts are:

YEARS SINCE PURCHASE                                            CDSC
--------------------                                          --------
First.......................................................    5.0%
Second......................................................    4.0%
Third.......................................................    4.0%
Fourth......................................................    3.0%
Fifth.......................................................    2.0%
Sixth.......................................................    2.0%
Seventh.....................................................    1.0%
Eighth......................................................    None

    The Fund's Class B Shares automatically convert to Class A Shares in the eighth year.

    If you exchange your shares for the Class B Shares of another Fund of the Trust, the CDSC also will apply to those Class B Shares. The CDSC period begins with the date of your original purchase, not the date of the subsequent exchange.

CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE

    Initial Sales Charge on purchases of up $1,000,000*:

       AS % OF AMOUNT INVESTED                AS % OF OFFERING PRICE
       -----------------------                ----------------------
                1.01%                                  1.00%

------------------------

* You pay no initial sales charge on Purchases of Class C Shares in the amount of $1,000,000 or more. All investments will be subject to a CDSC of 1.00% if you redeem your shares within 18 months. If you exchange your shares for Class C Shares of another Fund of the Trust, the CDSC will also apply to those Class C Shares. The 18 month period for the CDSC begins with the date of your initial purchase, not the date of the subsequent exchange. Class C Shares do not convert to shares of any other class of the Fund. Class C Shares are not currently available for purchase.

APPLICATION OF THE CDSCS

    The CDSCs are applied to the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to CDSCs. The CDSCs are deducted from the amount of the redemption and are paid to the Distributor. CDSCs generally will be waived under the following circumstances:

    - Benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans.

    - Eligible mandatory distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70 1/2 (waiver applies only to amounts necessary to meet the required minimum amount). If Fund shares represent a part of a shareholder's total individual retirement account or 403(b) Plan investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relationship to the entire mandatory distribution as the relevant shares bear to the total investment account.

    - Death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability.

    - Payments under a Systematic Withdrawal Plan, not to exceed 10% of the account value per year, provided the account balance at inception of the withdrawals is at least $25,000. Shares received from dividend and capital gain reinvestment are included in calculating the 10%. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales load.

GENERAL

    Shares of the Fund may be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (collectively, "Shareholder Organizations"). Investors purchasing and redeeming shares of the Fund through a Shareholder Organization may be charged a transaction-based fee or other fee for the services provided by the Shareholder Organization. Each such Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their particular organization.

                               PURCHASING SHARES

    The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order, less any applicable front-end sales load. See "How the Trust Prices Shares of the Funds--Determination of Net Asset Value." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

INITIAL CASH INVESTMENTS BY WIRE

    Subject to acceptance by the Trust, shares of the Funds may be purchased by wiring federal funds. Please first contact the Trust at 1-800-447-3332 for complete wiring instructions. Notification must be given to the Trust at 1-800-447-3332 prior to 4:00 p.m., New York Time, of the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be overnighted to the Trust at Barr Rosenberg Series Trust c/o BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Please note the minimum initial investment requirements for each class as set forth above under "Multiple Classes."

INITIAL CASH INVESTMENTS BY MAIL

    Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

    The Fund(s) to be purchased should be specified on the Account Application. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a Fund next determined after receipt, even though the check may not yet have been converted into federal funds. Please note minimum initial investment requirements for each class as set forth above under "Multiple Classes."

ADDITIONAL CASH INVESTMENTS

    Additional cash investments may be made at any time by mailing a check (payable to Barr Rosenberg Series Trust) to the Trust at the address noted under "--Initial Cash Investments by Mail" or by wiring monies as noted under "--Initial Cash Investments by Wire." Notification must be given at 1-800-447-3332 or to the appropriate broker-dealer prior to 4:00 p.m., New York time, of the wire date. Please note each class' minimum additional investment requirements as set forth above under "Multiple Classes." In its sole discretion, the Adviser may waive the minimum additional investment requirements.

INVESTMENTS IN-KIND (INSTITUTIONAL SHARES)

    Institutional Shares may be purchased in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or by a combination of such common stocks and cash. Purchase of Institutional Shares of a Fund in exchange for stocks is subject in each case to the determination by the Adviser that the stocks to be exchanged are acceptable. Securities accepted by the Adviser in exchange for Fund shares will be valued as set forth under "How the Trust Prices Shares of the Funds--Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the respective Fund and must be delivered to that Fund upon receipt by the investor from the issuer. Generally, the exchange of common stocks for Institutional Shares will be a taxable event for federal income tax purposes, which will trigger gain or loss to an investor subject to federal income taxation, measured by the difference between the value of the Institutional Shares received and the investor's basis in the securities tendered.

    The Adviser will not approve the acceptance of securities in exchange for Fund shares unless (i) the Adviser, in its sole discretion, believes the securities are appropriate investments for that Fund; (ii) the investor represents and agrees that all securities offered to that Fund are not subject to any restrictions upon their sale by that Fund under the Securities Act of 1933 or otherwise; and (iii) the securities may be acquired under that Fund's investment restrictions.

OTHER PURCHASE INFORMATION

    An eligible shareholder may also participate in the Barr Rosenberg Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in Investor Shares, Class A Shares, Class B Shares or Class C Shares of one or more of the Funds through the use of electronic funds transfers. Investors may commence their participation in this program with a minimum initial investment of $2,500, in the case of Investor Shares, or $1,000, in the case of Class A Shares, Class B Shares or, once offered, Class C Shares, and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. You may contact the Trust for more information about the Barr Rosenberg Automatic Investment Program.

    For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Distributor. For a purchase order of Fund shares to be in "good order" on a particular day, a check or money wire must be received on or before 4:00 p.m., New York time, of that day. If the consideration is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No third party or foreign checks will be accepted. In the case of a purchase in-kind of Institutional Shares, such purchase order will be rejected if the investor's securities are not placed on deposit at DTC prior to 10:00 a.m., New York time.

    The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject purchase orders when, in the judgment of the Adviser, such suspension or rejection would be in the best interests of the Trust or a Fund.


    The Trust does not allow investments by market timers. You may be subject to a fee of 2% if you redeem your shares within 30 days of purchase. See "Redemption of Shares--Early Redemptions and Market Timing."


    Purchases of each Fund's shares may be made in full or in fractional shares of such Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                                  IRA ACCOUNTS

    Investor Shares, Class A Shares, Class B Shares and, once available,
Class C Shares of the Funds may be used as funding mediums for IRAs. The minimum initial investment for an IRA is $2,000. A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs, call the Trust at 1-800-447-3332.

                              REDEMPTION OF SHARES

    Shares of the Funds may be redeemed by mail, or, if authorized by an investor in an Account Application, by telephone. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the particular Fund at the time of the redemption.

BY MAIL

    The Trust will redeem its shares at the net asset value next determined after the request is received in "good order." See "How the Trust Prices Shares of the Funds--Determination of Net Asset Value." Requests should be addressed to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

    Requests in "good order" must include the following documentation:

        (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b) any required signature guarantees; and

        (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES

    To protect shareholder accounts, the Trust and the Transfer Agent from fraud, signature guarantees may be required to enable the Trust to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, and (3) share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Shareholders may contact the Trust at 1-800-447-3332 for further details.

BY TELEPHONE

    Provided the Telephone Redemption Option has been authorized by an investor in an Account Application, a redemption of shares may be requested by calling the Trust at 1-800-447-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option or the Telephone Exchange Option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Payments on Telephone Redemptions will be suspended for a period typically expected not to exceed
7 business days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN

    An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from the investor's account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

EARLY REDEMPTIONS AND MARKET TIMING

    The Funds do not allow investments by market timers. You will be considered a market timer if you buy and sell your shares within 30 days or otherwise seem, in the judgment of the Adviser, to follow a timing pattern. Shares redeemed within 30 days of purchase will be subject to a fee of 2%. Such fee will be paid to the Fund. The Trust reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or a Fund.

FURTHER REDEMPTION INFORMATION

    The Trust will not make payment on redemptions of shares purchased by check until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

    If the Adviser determines, in its sole discretion, that it would not be in the best interests of the remaining shareholders of a Fund to make a redemption payment to an Institutional Shareholder wholly or partly in cash, the Fund may pay the redemption price of Institutional Shares in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "How the Trust Prices Shares of the Funds--Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

    The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to fairly determine the value of their net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                               EXCHANGING SHARES

    The Funds offer two convenient ways to exchange shares of one Fund of the Trust for those of another. Shares of a particular class of a Fund may be exchanged only for shares of the same class in another Fund. There is no sales charge on exchanges. Before engaging in an exchange transaction, a shareholder should read carefully the information in the prospectus describing the Fund into which the exchange will occur. A shareholder may not exchange shares of a class of one Fund for shares of the same class of another Fund that is not qualified for sale in the state of the shareholder's residence. Although the

Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time.

    An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

    A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by the Trust containing the information indicated below.

EXCHANGE BY MAIL

    To exchange Fund shares by mail, shareholders should simply send a letter of instruction to the Trust. The letter of instruction must include: (a) the investor's account number; (b) the class of shares to be exchanged; (c) the Fund from and the Fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.

EXCHANGE BY TELEPHONE

    To exchange Fund shares by telephone or to ask questions about the exchange privilege, shareholders may call the Trust at 1-800-447-3332. If you wish to exchange shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged; (c) the name of the Fund from which and the Fund into which the exchange is to be made; and
(d) the dollar or share amount to be exchanged. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Account Application. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust reserves the right to suspend or terminate the privilege of exchanging by mail or by telephone at any time.

                    HOW THE TRUST PRICES SHARES OF THE FUNDS

    The price of each Fund's shares is based on its net asset value as next determined after receipt of a purchase order in good order.

    For purposes of calculating the purchase price of Fund shares, if it does not reject a purchase order, the Trust considers an order received on the day that it receives a check or money order on or before 4:00 p.m., New York Time. If the Trust receives the payment after the deadline, it will base the purchase price of Fund shares on the next determination of net asset value of Fund shares.

    The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or Funds or to reject purchase orders when the Adviser believes that suspension or rejection would be in the best interests of the Trust.

    Purchases of each Fund's shares may be made in full or fractional shares of the relevant Fund calculated to three decimal places. In the interest of economy and convenience, the Trust will not issue certificates for shares.

DETERMINATION OF NET ASSET VALUE

    The net asset value of each class of shares of the Funds will be determined once on each day on which the New York Stock Exchange is open as of 4:00 p.m., New York time. Shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The net asset value per share of each class of a Fund is determined by dividing the particular class's proportionate interest in the total market value of the Fund's portfolio investments and other assets, less any applicable liabilities, by the total outstanding shares of that class of the Fund. Each Fund's liabilities are allocated among its classes. Specifically, the total of such liabilities allocated to a particular class, plus that class's distribution and shareholder service expenses, if any, and any other expenses specially allocated to that class, are then deducted from the class' proportionate interest in the Fund's assets. The resulting amount for each class is divided by the number of shares of that class outstanding to produce the "net asset value" per share.

    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price or the most recent quoted ask price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the New York Stock Exchange close.

                                 DISTRIBUTIONS

    Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). Each Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. Each Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. Each Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

    All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the Account Application or by writing to the Administrator.

    If you elect to receive distributions in cash and checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                     TAXES

    Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund will not be subject to federal income tax on amounts distributed to its shareholders, provided that it distributes with respect to each taxable year, as dividends, substantially all of the sum of its taxable net investment income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year and otherwise qualifies for the special rules governing the taxation of regulated investment companies. Such dividends will be taxable to shareholders subject to income tax as ordinary income. Dividends of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) will be taxable to shareholders as long-term capital gains (generally taxed at 20%), regardless of how long a shareholder has held the shares. Dividends will be taxed as described above whether received in cash or in shares through the reinvestment of dividends. A dividend paid to shareholders by a Fund in January of a year is generally deemed to have been received by shareholders on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

    The foregoing is a general summary of the federal income tax consequences of investing in a Fund to taxable shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in a Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                               OTHER INFORMATION


    Each Fund's investment performance may from time to time be included in advertisements about such Fund. Total return for a Fund is measured by comparing the value of an investment in such Fund at the beginning of the relevant period to the redemption value of the investment in such Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gains distributions). All data is based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio, and operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect may be greater than if the limitation had not been in effect.

                          BARR ROSENBERG SERIES TRUST
                      NOTICE OF PRIVACY POLICY & PRACTICES

Barr Rosenberg Series Trust, on behalf of AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Market Neutral Fund (together, the "Funds") recognize and respect the privacy expectations of our clients. We provide this notice to you so that you will know what kinds of information we collect about our clients and the circumstances in which that information may be disclosed to third parties that are not affiliated with the Funds.

COLLECTION OF CLIENT INFORMATION

We collect nonpublic personal information about our clients from the following sources:

    - ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a client's name, address, social security number, and information about a client's investment goals and risk tolerance;

    - ACCOUNT HISTORY, including information about the transactions and balances in a client's accounts; and

    - CORRESPONDENCE, written, telephonic or electronic between a client and the Funds or service providers to the Funds.

DISCLOSURE OF CLIENT INFORMATION

We may disclose the client information we collect to third parties that are not affiliated with the Funds:

    - as permitted by law -- for example, with service providers who maintain or service shareholder accounts for the Funds or to a shareholder's broker or agent; and

    - to perform marketing services on behalf of the Funds or pursuant to a joint marketing agreement with Barr Rosenberg Funds Distributor, Inc., the Funds' distributor, or another financial institution that is an affiliate of AXA Rosenberg Investment Management LLC, the Funds' investment adviser.

SECURITY OF CLIENT INFORMATION

We require service providers to the Funds:

    - to maintain policies and procedures designed to assure only appropriate access to, and use of information about clients of the Funds; and

    - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of clients of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former client of the Funds.

FOR MORE INFORMATION ABOUT THE FUNDS:
STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides additional information about the Funds. It is incorporated by reference into this prospectus and is legally considered a part of this prospectus.

You may review and copy, for a fee, information regarding the Funds by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Fund for free from the EDGAR database on the Commission's website at http://www.sec.gov. You can get a free copy of the SAI, request other information about the Fund or make shareholder inquiries by contacting the Funds at:

                     BARR ROSENBERG SERIES TRUST
                     3435 STELZER ROAD
                     COLUMBUS, OHIO 43219-8021
                     1.800.555.5737 (INSTITUTIONAL SHARES)
                     1.800.447.3332 (INVESTOR, CLASS A,
                     CLASS B AND CLASS C SHARES)

ADVISER
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, California 94563

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN OF ASSETS
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540

State Street Bank and Trust Company
Mutual Funds Division
Boston, Massachusetts 02102

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, California 94105-2119

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110


Investment Company Act File No. 811-05547                    BRG-0060/0061

                           BARR ROSENBERG SERIES TRUST

                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
                     AXA ROSENBERG U.S. MARKET NEUTRAL FUND



                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 1, 2002

         This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated April 1, 2002 of the AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Market Neutral Fund of the Barr Rosenberg Series Trust (the "Prospectus") and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, Ohio 43219.












BRG-0062/0063

                                TABLE OF CONTENTS




                                                                       PAGE
                                                                       ----
INVESTMENT OBJECTIVES AND POLICIES....................................   3
PORTFOLIO TURNOVER....................................................   4
INVESTMENT RESTRICTIONS...............................................   4
INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS........................   5
MANAGEMENT OF THE TRUST...............................................   7
INVESTMENT ADVISORY AND OTHER SERVICES................................  10
PORTFOLIO TRANSACTIONS................................................  12
TOTAL RETURN CALCULATIONS.............................................  14
DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES......................  15
DETERMINATION OF NET ASSET VALUE......................................  17
PURCHASE AND REDEMPTION OF SHARES.....................................  17

                       INVESTMENT OBJECTIVES AND POLICIES


         The investment objective and policies of each of the AXA Rosenberg U.S. Large Capitalization Fund (the "U.S. Large Capitalization Fund") and AXA Rosenberg U.S. Market Neutral Fund ("U.S. Market Neutral Fund" and, together with the U.S. Large Capitalization Fund, the "Funds") of the Barr Rosenberg Series Trust (the "Trust") are summarized in the Prospectus under the heading "Risk/Return Summary" and described in more detail in the Prospectus under the headings "Principal Investment Strategies" and "Principal Risks."

         The following is an additional description of certain investments of the Funds.

         INDEX FUTURES (ALL FUNDS). An index futures contract (an "Index Future") is a contract to buy or sell an integral number of units of an Index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index.

         Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, eptember and December. A Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

         Upon entering into a futures contract, a Fund will be required to deposit initial margin with its custodian in a segregated account in the name of the futures broker. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

         The price of Index Futures may not correlate perfectly with movement in the underlying Index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and the futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

         SHORT SALES (THE U.S. MARKET NEUTRAL FUND). The U.S. Market Neutral Fund will seek to realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

         The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

         NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of each of the Funds may be changed without shareholder approval.

                               PORTFOLIO TURNOVER

         A change in securities held by a Fund is known as "portfolio turnover" and almost always involves the payment by a Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions.

         As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, and could involve realization of capital gains that would be taxable when distributed to shareholders of a Fund. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

                             INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of a Fund, the Trust will not take any of the following actions with respect to such Fund:

         (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

         (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

         (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

         (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of a Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

         (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

         (7) Concentrate more than 25% of the value of its total assets in any one industry.

         (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

         (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

         (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Funds' portfolio securities.

         (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.)

         (12) With respect to 75% of its total assets, invest in a security if, as a result of such investment, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         Notwithstanding the latitude permitted by Restriction 9 above, the Funds have no current intention of purchasing interest rate futures.

         It is contrary to the present policy of each of the Funds, which may be changed by the Trustees of the Trust without shareholder approval, to:

         (a) Invest in warrants or rights (other than warrants or rights acquired by a Fund as a part of a unit or attached to securities at the time of purchase).

         (b) Write, purchase or sell options on particular securities (as opposed to market indices).

         (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

         (d) Make investments for the purpose of exercising control of a company's management.

         (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.


         Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or the Trust, as the case may be, or (2) 67% or more of the shares of a Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

         The tax status of the Funds and the distributions which they may make are summarized in the Prospectus under the headings "Distributions" and "Taxes." Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a "regulated investment company" and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies or other securities limited generally with respect to any one issuer to a value not more than 5% of the value of the total assets of such Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related businesses, and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         As described in the Prospectus under the heading "Distributions," each Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gains, if any, after giving effect to any available capital loss carryover. Net capital gain is the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. In order to avoid an excise tax imposed on certain undistributed income, a Fund must distribute prior to each calendar year end without regard to the Fund's fiscal year end (i) 98% of the Fund's ordinary income, (ii) 98% of the Fund's capital gain net income, if any, realized in the one-year period ending on October 31, and (iii) 100% of any undistributed income from prior years.

         In general, all dividend distributions derived from ordinary income and short-term capital gain are taxable to shareholders as ordinary income. Distributions of net-capital gains (at present generally taxed at a 20% rate) will be taxable to shareholders as such, regardless of how long a shareholder has held its shares in a Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. The dividends-received deduction for corporations will generally be available to corporate shareholders with respect to their receipt of a Fund's dividends from investment income to the extent derived from dividends received by the Fund from domestic corporations, provided the Fund and the shareholder each meet the relevant holding period requirements.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         Certain tax-exempt organizations or entities may not be subject to federal income tax on dividends or distributions from a Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

         Each Fund is generally required to withhold and remit to the U.S. Treasury a portion of the taxable dividends and other distributions, whether distributed in cash or reinvested in shares of the Fund, paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). However, the general back-up withholding rules set forth above will not apply to tax-exempt entities so long as each such entity furnishes a Fund with an appropriate certificate.

         The backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and
(iii) 28% for amounts paid during 2006 through 2010. The backup withholding rate reductions will expire and the backup withholding rate will return to 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations generally became effective for payments made after December 31, 2000. In some circumstances, the new rules increased the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

         THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN THE FUNDS, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE TRUST

         The Trust's trustees oversee the general conduct of the Funds' business. Certain information concerning the Trustees is set forth below.

----------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS*                  PRINCIPAL                          NUMBER OF                    OTHER
AND AGE OF TRUSTEE              OCCUPATION(S)                      PORTFOLIOS IN FUND           DIRECTORSHIPS HELD
(TERM OF OFFICE AND             DURING PAST 5 YEARS                COMPLEX OVERSEEN             BY TRUSTEE
LENGTH OF TIME SERVED**)                                           BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Kenneth Reid, # 52 (13 years)   Global Chief Investment                  11                        None
                                Officer, AXA Rosenberg
                                Investment Management,
                                LLC, January 1999 to
                                present; General Partner
                                and Director of Research,
                                Rosenberg Institutional
                                Equity Management, June
                                1986 to December 1998.

Nils H. Hakansson, + 65         Sylvan C. Coleman
(12 years)                      Professor of Finance and
                                Accounting, Haas School of
                                Business, University of
                                California, Berkeley, July
                                1969 to present                          11                         None

Dwight M. Jaffee, + 59          Professor of Finance and
(3 years)                       Real Estate, Haas School
                                of Business, University of
                                California, Berkeley, July
                                1991 to present                          11                         None

William F. Sharpe, + 68         STANCO 25 Professor of                   11                         None
(13 years)                      Finance Emeritus, Stanford
                                University,  September
                                1999 to present; STANCO 25
                                Professor of Finance,
                                Stanford University,
                                September 1995 to
                                September 1999; Chairman,
                                Financial Engines
                                Incorporated (online
                                investment advice), March
                                1996 to present.
----------------------------------------------------------------------------------------------------------------------


* The mailing address of each of the Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219

**   There is no stated term of office for the Trustees of the Trust.

# Dr. Reid is an "interested person," as defined in the 1940 Act, due to his position as Global Chief Investment Officer of AXA Rosenberg Investment Management, LLC, the investment adviser to the Funds.

+    Member of the Audit Committee.

     The Trust has a standing Audit Committee. The members of the Audit Committee are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Trust's financial reporting process. The Audit Committee met once during the Fund's most recently completed fiscal year.

     The aggregate dollar range of securities in the Fund Complex owned by each Trustee is set forth below.

-------------------------------------------------------------------------------
NAME OF TRUSTEE                           AGGREGATE DOLLAR RANGE OF EQUITY
                                          SECURITIES IN THE FUND COMPLEX AS OF
                                          DECEMBER 31, 2001
-------------------------------------------------------------------------------
Kenneth Reid                              over $100,000

Nils H. Hakannson                         $ 10,001 - $ 50,000

Dwight M. Jaffee                          over $100,000

William F. Sharpe                         $ 10,001 - $ 50,000
-------------------------------------------------------------------------------

     Certain information concerning the Trust's officers is set forth below:

NAME AND ADDRESS* (AGE)          POSITION WITH THE TRUST           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------          --------------------------    --------------------------------------------------
Barr M. Rosenberg** (58).......        Vice President          Director of Research, AXA Rosenberg Investment
                                                               Management LLC, January 1999 to present; Chairman,
                                                               AXA Rosenberg Group LLC, January 1999 to present;
                                                               Director, Barr Rosenberg Research Center LLC,
                                                               January 1999 to present; Managing General Partner
                                                               and Chief Investment Officer, Rosenberg
                                                               Institutional Equity Management, January 1985 to
                                                               December 1998.


                                        7

NAME AND ADDRESS* (AGE)          POSITION WITH THE TRUST           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------          --------------------------    --------------------------------------------------
Steven Pierce (36)                     Chief Financial         Vice President, Financial Services, BISYS Fund
                                       Officer                 Services, April 1999 to present; Manager of
                                                               Investment Operations, CNA Insurance, October 1996
                                                               to April 1999.

Sara Donaldson (42)                    Clerk                   Global Services Coordinator and Paralegal, AXA
                                                               Rosenberg Global Services LLC, January 1999 to
                                                               present; Paralegal, Barr Rosenberg Investment
                                                               Management, September 1997 to December 1998;
                                                               Director of Marketing, MIG Realty Advisors, January
                                                               1996 to September 1997; Vice President, Liquidity
                                                               Financial Advisors, May 1985 to January 1996.

Edward H. Lyman (58)                   Vice President          Chief Operating Officer, AXA Rosenberg Group LLC,
                                                               January 1999 to present; Chief Executive Officer,
                                                               AXA Rosenberg Global Services LLC, January 1999 to
                                                               present; Executive Vice President, Barr Rosenberg
                                                               Investment Management, Inc. and General Counsel to
                                                               the Rosenberg Group of companies, 1990 to present.


                                       8

NAME AND ADDRESS* (AGE)          POSITION WITH THE TRUST           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------          --------------------------    --------------------------------------------------
Richard L. Saalfeld (58).......        President               President and Chief Executive Officer, AXA Rosenberg
                                                               Mutual Funds, a division of AXA Rosenberg Investment
                                                               Management LLC, January 1999 to present; President
                                                               and Chief Executive Officer of mutual fund unit of
                                                               Rosenberg Institutional Equity Management, June 1996
                                                               to December 1998; Consultant to Rosenberg
                                                               Institutional Equity Management, September 1995 to
                                                               May 1996; Chairman and Chief Executive Officer of
                                                               CoreLink Resources, Inc. (mutual fund marketing
                                                               organization), Concord, California, April 1993 to
                                                               1995; Consultant, December 1992 to March 1993.

Christopher Kelley (37)........        Clerk                   Vice President and Senior Counsel, BISYS Fund
                                                               Services, April 2001 to present; Senior Vice President
                                                               and Deputy General Counsel, Funds Distributor, Inc.,
                                                               July 2000 to April 2001; Vice President and Associate
                                                               General Counsel, Funds Distributor, Inc., July 1996
                                                               to July 2000.

Alaina V. Metz (35)............        Assistant Clerk         Chief Administrative Officer, BISYS Fund Services,
                                                               1995 to present.

------------

* The mailing address of each of the officers is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

**       Dr. Rosenberg will be away on a one-year sabbatical commencing
         April 1, 2002.

         The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         TRUSTEE COMPENSATION. The Trust pays the Trustees other than those who are interested persons of the Trust or Adviser an annual fee of $45,540 plus an additional fee for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Adviser. The following table sets forth information concerning the total compensation accrued and payable to each of the Trustees of the Trust or Adviser in the fiscal year ended March 31, 2002:

                                                               PENSION OR
                                                               RETIREMENT        ESTIMATED
                                          AGGREGATE         BENEFITS ACCRUED      ANNUAL        TOTAL COMPENSATION FROM
                                      COMPENSATION FROM     AS PART OF FUND    BENEFITS UPON      REGISTRANT AND FUND
NAME OF PERSON, POSITION                  REGISTRANT           EXPENSES          RETIREMENT    COMPLEX* PAID TO DIRECTORS
-------------------------            ---------------------  ----------------  ---------------  --------------------------
Nils H. Hakansson, Trustee.........        $  89,390**          $   0            $    0             $  89,390**
William F. Sharpe, Trustee.........        $  89,390**          $   0            $    0             $  89,390**
Dwight M. Jaffee, Trustee..........        $  89,390**          $   0            $    0             $  89,390**
Kenneth Reid, Trustee..............        $       0            $   0            $    0             $       0

------------
* As of March 31, 2002, the Fund Complex consisted of nine funds: the AXA Rosenberg U.S. Small Capitalization Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg Value Market Neutral Fund, the AXA Rosenberg Select Sectors Market Neutral Fund, the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Multi-Strategy Market Neutral Fund, the AXA Rosenberg U.S. Discovery Fund, and the AXA Rosenberg European Fund.

** Reflects fees accrued for the fiscal year regardless of the actual payment date.

         Messrs. Rosenberg, Reid, Lyman and Saalfeld and Ms. Donaldson, each being an officer or employee of the Adviser or its affiliates, will each benefit from the management fees paid by the Trust to the Adviser, but receive no direct compensation from the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         INVESTMENT ADVISORY CONTRACTS. As disclosed in the Prospectus under the heading "Management of the Trust," under management contracts (each a "Management Contract") between the Trust, on behalf of each Fund, and AXA Rosenberg Investment Management LLC (the "Adviser"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Adviser will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Adviser furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Adviser. As indicated under "Portfolio Transactions - Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Adviser, at no cost, certain research, statistical and quotation services of value to the Adviser in advising the Trust or its other clients.

         Each of the Funds has agreed to pay the Adviser a monthly management fee at the annual percentage rate of the relevant Fund's average daily net assets set forth in the Prospectus. The Adviser has informed the trust that it will waive some or all of its management fees under the management contracts and, if necessary, will bear certain expenses of each Fund until further notice (but in any event at least through 3/31/04) so that each Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) applicable to each class will not exceed the percentage of each Fund's average daily net assets attributable to that class as set forth in the prospectus. In addition, the Adviser's compensation under each Management Contract is subject to reduction to the extent that in any year the expenses of a Fund (including investment advisory fees but excluding taxes, portfolio brokerage commissions and any distribution and shareholder service expenses paid by a class of shares of a Fund pursuant to a distribution and shareholder service plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.

         Each Management Contract provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

         Each Management Contract will continue in effect for a period no more than one year from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to the Adviser or by the Adviser to the Trust.

         The Adviser is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled by AXA-IM Rose Inc. AXA-IM Rose Inc. is wholly owned by AXA-IM Holdings U.S. Inc. AXA-IM Holdings U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA Assurances IARD, S.A., a French societe anonyme, and AXA-UAP, a French holding company. AXA Assurances IARD, S.A. is owned, collectively, by AXA France Assurance, a French insurance holding company, and UAP Incendie Accidents, a French casualty and insurance company, each of which, in turn, is wholly owned by AXA-UAP. Finaxa, a French holding company, beneficially owns more than 25% of the voting securities ("Controls") of AXA-UAP. Mutuelles AXA, a group of four French mutual insurance companies, one of which Controls Finaxa, acting as a group, Controls both AXA-UAP and Finaxa. Each of these entities may be deemed a controlling person of the Adviser.

         As discussed in this Statement of Additional Information under the heading "Management of the Trust," Kenneth Reid is a Trustee of the Trust and the Global Chief Investment Officer of the Adviser; Barr M. Rosenberg is a Vice President of the Trust and the Director of Research of the Adviser. Dr. Rosenberg and Dr. Reid, former general partners of Rosenberg Institutional Equity Management, may be deemed to be controlling persons of the Adviser as a result of their interests in AXA Rosenberg Group LLC, the parent of the Adviser.

         As noted in the Prospectus, the U.S. Large Capitalization Fund and the U.S. Market Neutral Fund will each pay the Adviser a management fee, on a monthly basis, totaling 0.75% and 1.25%, respectively, of their respective average daily net assets each year.

         ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with BISYS Fund Services Ohio, Inc. (in such capacity, the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' custodians, depositories, accountants, legal counsel, underwriters, brokers and dealers, corporate fiduciaries, insurers and banks, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, the Administrator is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Trust. The Trust's principal underwriter is an affiliate of the Administrator.

         The Trust has also entered into a Fund Accounting Agreement with BISYS Fund Services Ohio, Inc. (in such capacity, the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Funds' operations. For these services, the Fund Accountant is entitled to receive an annual fee of $50,000 plus an additional fee of $10,000 per additional class in the event that new classes of shares are added, for each of the U.S. Large Capitalization Fund and the U.S. Market Neutral Fund.

         DISTRIBUTOR AND DISTRIBUTION AND SHAREHOLDER SERVICE PLAN. As stated in the Prospectus under the heading "Management of the Trust - Distributor," Investor Shares, Class A Shares, Class B Shares and, once offered, Class C Shares of each Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"). Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

         Pursuant to Distribution and Shareholder Service Plans (the "Plans") described in the Prospectus, in connection with the distribution of Investor Shares, Class A Shares, Class B Shares and Class C Shares of the Trust and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares, Class A Shares, Class B Shares and Class C Shares of the Trust, the Distributor receives certain distribution and shareholder service fees from the Trust. The Distributor may pay all or a portion of the distribution and service fees it receives from the Trust to participating and introducing brokers. The Funds pay no fees in connection with the distribution of Institutional Shares.

         Each of the Plans may be terminated with respect to Investor Shares, Class A Shares, Class B Shares or Class C Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of the relevant class. Any change in the Plans that would materially increase the cost to Investor Shares, Class A Shares, Class B Shares or Class C Shares requires approval by holders of the relevant class of Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plans may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the Plans are in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

         The Distributor's Contract may be terminated with respect to any Fund or Investor Shares, Class A Shares, Class B Shares or Class C Shares thereof at anytime by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by such Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment. However, the Trust may agree, with respect to its

Class B Shares, to continue to make payments pursuant to the Distributor's Contract so long as there is not a "Complete Termination." For these purposes, a Complete Termination shall mean a termination of distribution plans relating to Class B Shares or any similar (i.e., a "spread load" class) of shares.

         The Plans and the Distributor's Contract will continue in effect with respect to each class of shares to which they relate for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of a class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

         If the Plans or the Distributor's Contract are terminated (or not renewed) with respect to one or more classes, they may continue in effect with respect to any class of any Fund as to which they have not been terminated (or have been renewed).

         The Trustees of the Trust believe that each of the Plans will provide benefits to the Trust. The Trustees believe that the Plans will result in greater sales and/or fewer redemptions of Investor Shares, Class A Shares, Class B Shares and, once offered, Class C Shares, although it is impossible to know for certain the level of sales and redemptions of Investor Shares, Class A Shares, Class B Shares or Class C Shares that would occur in the absence of the Plans or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.

         The Plans are of the type known as a "compensation" plan. This means that, although the trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the relevant Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         CUSTODIAL ARRANGEMENTS. Custodial Trust Company, Princeton, NJ 08540, for the U.S. Market Neutral Fund and State Street Bank and Trust Company, Boston, Massachusetts 02102, for the U.S. Large Capitalization Fund, are the Trust's custodians (each a "Custodian" and, collectively, the "Custodians"). As such, each Custodian holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the relevant Fund. Upon instruction, each Custodian receives and delivers cash and securities of the relevant Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.

         INDEPENDENT ACCOUNTANTS. The Trust's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the Securities and Exchange Commission, and consults with the Trust as to matters of accounting and federal and state income taxation.

         CODES OF ETHICS. Each of the Trust, on behalf of each Fund, the Adviser and the principal underwriter have adopted codes of ethics (each a "Code") under Rule 17j-1 of the 1940 Act. The Trust's Code permits personnel subject thereto to invest in securities, but not in securities that a Fund may purchase or hold. The Adviser's Code permits personnel subject thereto to invest in securities, subject to prior approval. The principal underwriter's Code permits personnel subject thereto to invest in securities, including securities that a Fund may purchase or hold, so long as the investment does not lead to an actual or potential conflict of interest.

                             PORTFOLIO TRANSACTIONS

         INVESTMENT DECISIONS. The purchase and sale of portfolio securities for the Funds and for the other investment advisory clients of the Adviser are made by the Adviser with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of the Adviser even though it could also have been purchased or sold for other clients at the same time.

         Likewise, a particular security may be purchased on behalf of one or more clients when the Adviser is selling the same security on behalf of one or more other clients. In some instances, therefore, the Adviser, acting for one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected PRO RATA on the basis of cash available or other equitable basis so as to avoid any one account's being preferred over any other account.

         BROKERAGE AND RESEARCH SERVICES. Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In placing orders for the portfolio transactions of a Fund, the Adviser will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Adviser's policy to place over-the-counter market orders for a Fund with primary market makers unless better prices or executions are available elsewhere.

         Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than the Trust requires. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends. This Statement of Additional Informational and the Prospectus should be read in connection with such firms' material regarding their fees and services.

         Although the Adviser does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Adviser will receive such services from brokers who are expected to handle a substantial amount of a Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Adviser uses such research in servicing other clients as well as the Trust.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, the Adviser may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         For sales of Class B Shares made and services rendered to Class B shareholders, the Distributor may make payments to participating brokers, at the time a shareholder purchases Class B Shares, of 4.50% of the purchase amount for each of the Funds. Until December 31, 2002 or such later date as the Distributor in its sole discretion shall determine, the Distributor may pay participating brokers an additional amount of up to 0.50% of the purchase price on sales of Class A and Class B shares of the Funds.

         The Funds may pay brokerage commissions to Credit Suisse First Boston and BNP Paribas, each of which may be deemed to be an "affiliate of an affiliate" of the Trust. Securities and Exchange Commission rules require that commissions paid to an affiliate of an affiliate by the Fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to such affiliates and will review these procedures periodically.

                            TOTAL RETURN CALCULATIONS

         Each Fund computes its average annual total return separately for its share classes by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

                        P(1 + T) to the power of n = ERV

Where:

           T   =     Average annual total return
         ERV   =     Ending redeemable value of a hypothetical $1,000 investment made at the beginning of a period at the end of such period
           P   =     A hypothetical initial investment of $1,000
           n   =     Number of years

         Each Fund computes its cumulative total return separately for its share classes by determining the cumulative rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

          T   =  ERV-1,000
                 -------------
                  1,000

Where:

           T   =     Cumulative rate of return
         ERV   =     Ending redeemable value of a hypothetical $1,000
                     investment made at the beginning of a period at the end of such period.

         The calculations of average annual total return and cumulative total return assume that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for each Fund will fluctuate from time to time and does not provide a basis for determining future returns. Average annual total return and cumulative return are based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses.

         Average annual total returns are calculated separately for Investor Shares, Institutional Shares and Class A, B and C Shares for each Fund. Investor Shares, Institutional Shares and Class A, B and C Shares are subject to different fees and expenses and may have different performance for the same period.

         PERFORMANCE COMPARISONS. Investors may judge the performance of the Funds by comparing them to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's and to data prepared by Lipper, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR) and other periodicals. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in a Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is a diversified open-end series investment company organized as a Massachusetts business trust. A copy of the Second Amended and Restated Agreement and Declaration of Trust of the Trust, as amended (the "Declaration of Trust"), is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year of the Trust ends on March 31. The Trust changed its name to "Barr Rosenberg Series Trust" from "Rosenberg Series Trust" on August 5, 1996.

         Interests in the Trust's portfolios are currently represented by shares of eleven series, the AXA Rosenberg U.S. Small Capitalization Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg Value Market Neutral Fund, the AXA Rosenberg Select Sectors Market Neutral Fund, the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Multi-Strategy Market Neutral Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg European Fund, the AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Market Neutral Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to such shares are described in the Prospectus.

         The AXA Rosenberg U.S. Small Capitalization Fund is divided into three classes of shares: Institutional Shares, Investor Shares and Adviser Shares. Each other series of the Trust is divided into five classes of shares:
Institutional Shares, Investor Shares, Class A Shares, Class B Shares, and Class C Shares.

         Each class of shares of each Fund represents interests in the assets of the Fund and has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

         VOTING RIGHTS. Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders will vote by individual series on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of one series shall not be entitled to vote on matters exclusively affecting another series, such matters including, without limitation, the adoption of or change in any fundamental policies or restrictions of the other series and the approval of the investment advisory contracts of the other series.

         Each class of shares of each Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution and shareholder service plan applicable to that class. All classes of shares of a Fund will vote together, except with respect to any distribution and shareholder service plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

         There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

         SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant series for all loss and expense of any shareholder of that series held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the series of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In addition, the Adviser has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

         Because the Funds are not operational as of the date hereof, the officers and Trustees of the Trust, as a group, own no outstanding shares of the Funds.

                        DETERMINATION OF NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each Fund share is determined on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day.

         Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Futures contracts are valued by comparing the gain or loss by reference to the current settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction.

                        PURCHASE AND REDEMPTION OF SHARES

         The procedures for purchasing shares of each of the Funds and for determining the offering price of such shares are described in the Prospectus. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or (ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of each of the Funds are described in the Prospectus.

         The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts such order. Such orders will be priced at the respective Funds' net asset value per share next determined after such orders are accepted by an authorized broker or the broker's authorized designee.

                                     PART C

                               OTHER INFORMATION -
                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
                     AXA ROSENBERG U.S. MARKET NEUTRAL FUND

ITEM 23.  EXHIBITS.

(a)    (1)    Second Amended and Restated Agreement and Declaration of Trust of
              the Registrant -- incorporated by reference to Post-Effective
              Amendment No. 19 to the Registration Statement filed on July 29,
              1998;

       (2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

       (3) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999;

       (4) Amendment No. 3 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on July 28, 2000;

       (5) Amendment No. 4 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

       (6) Amendment No. 5 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;

       (7) Amendment No. 6 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

       (8) Amendment No. 7 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- filed herewith;

(b) By-Laws of the Registrant -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on December 9, 1997;

(c)    Not applicable;

(d)    (1)    Management Contract between the Registrant on behalf of its
              U.S. Large Capitalization Fund and AXA Rosenberg Investment
              Management LLC -- filed herewith;

       (2) Management Contract between the Registrant on behalf of its AXA Rosenberg U.S. Market Neutral Fund and AXA Rosenberg Investment Management LLC -- filed herewith;

(e)    (1)    Further Amended and Restated Distributor's Contract between the
              Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

       (2)    Amendment to Further Amended and Restated Distributor's
              Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

(f)    None;

(g)    (1)    Custody Agreement between the Registrant and Custodial Trust
              Company -- incorporated by reference to Post-Effective Amendment
              No. 19 to the Registration Statement filed on July 29, 1998;

       (2) Custody Agreement between the Registrant and State Street Bank and Trust Company -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on
              July 11, 2001;

       (3) Schedule of remuneration to Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on May 29, 1998;

(h)    (1)    Transfer Agency Agreement between the Registrant and BISYS Fund
              Services Ohio, Inc. -- incorporated by reference to Post-Effective
              Amendment No. 35 to the Registration Statement filed on
              December 4, 2000;

       (2) Expense Limitation Agreement between AXA Rosenberg Investment Management LLC and the Registrant on behalf of the Funds -- filed herewith;

       (3) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

       (4) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

(i)    Opinion of Ropes & Gray - filed herewith;

(j)    Consent of PricewaterhouseCoopers LLP -- filed herewith;

(k)    None;

(l) Investment letter regarding initial capital -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

(m)    (1)    Amended and Restated Distribution and Shareholder Service Plan for
              Investor shares -- incorporated by reference to Post-Effective
              Amendment No. 24 filed on May 28,1999.;

       (2) Distribution and Shareholder Service Plan for Class A Shares -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

       (3) Distribution and Shareholder Service Plan for Class B Shares -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

       (4) Distribution and Shareholder Service Plan for Class C Shares -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

(n) Further Amended and Restated Multi-Class Plan -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;

(p)    (1)    Code of Ethics of the Registrant -- incorporated by reference to
              Post-Effective Amendment No. 31 filed on May 1, 2000;

       (2) Code of Ethics of AXA Rosenberg Investment Management LLC, investment adviser to the Funds -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

       (3) Code of Ethics of BISYS Fund Services Ohio, Inc., affiliate of principal underwriter to the Funds -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

(q)    (1)    Power of Attorney of Nils H. Hakansson -- incorporated by
              reference to Post-Effective Amendment No. 36 to the Registration
              Statement filed on April 27, 2001;

       (2) Power of Attorney of William F. Sharpe -- incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 2001;

       (3) Power of Attorney of Dwight M. Jaffee -- incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999;

       (4)    Power of Attorney of Steven Pierce -- filed herewith.

ITEM  24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Board of Trustees of Registrant is substantially similar to the Board of Trustees of other Funds advised by AXA Rosenberg Investment Management LLC. In addition, the officers of these Funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other Funds since the power residing in the respective boards and officers arises as the result of an official position with the respective Funds.

ITEM  25.     INDEMNIFICATION.

(a)    Indemnification

       Article VIII of the Registrant's Second Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

       ARTICLE VIII

       Indemnification

              SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

              SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if
       (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available fact (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith,gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

              SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
       Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission ) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

              SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder."

(b)    Insurance

       The Trust maintains Professional Liability Insurance for each of its directors and officers. The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.

ITEM  26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


       AXA Rosenberg Investment Management LLC (the "Adviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser provides investment advisory services to a substantial number of institutional investors and to the AXA Rosenberg U.S. Small Capitalization Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg Value Market Neutral Fund, the AXA Rosenberg Select Sectors Market Neutral Fund, the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Multi-Strategy Market Neutral Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg European Fund, the AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Market Neutral Fund.

       Set forth below are the substantial business engagements during at least the past two fiscal years of each director or officer of the Adviser:

 Name and Position with Adviser          Business and Other Connections

Barr M. Rosenberg                        General Partner, Rosenberg Alpha L.P.
 Director of Research                    (formerly RBR Partners (limited
                                         partner of Manager)), 12 El Sueno,
                                         Orinda, California, December 1984 to
                                         present; Chairman of the Board,
                                         Rosenberg Management Company S.A., 2
                                         Place WinstonChurchill, L-1340
                                         Luxembourg, April 1989 to present;
                                         Chairman of the Board, Rosenberg U.S.
                                         Japan Management Company S.A., 2 Place
                                         Winston Churchill, L-1340 Luxembourg,
                                         July 1989 to present. Chairman of the
                                         Board, Rosenberg Global Management
                                         Company, S.A., 2 Place Winston
                                         Churchill, L-1340 Luxemburg, April 1990
                                         to present; Director and Chairman of
                                         the Board, Rosenberg Nomura Asset
                                         Management Company, Ltd., Dai-Ichi
                                         Edobashi Bldg., 1-11-1 Nihonbashi
                                         Chuo-Ku, Tokyo 103, Japan; Chairman of
                                         the Board and Director of Barr
                                         Rosenberg Investment Management, Inc.,
                                         4 Orinda Way, Orinda, California,
                                         February 1990 to present. Chairman,
                                         Barr Rosenberg European Management,
                                         Ltd., 9A Devonshire Square, London EC2M
                                         4LY, United Kingdom, March 1990 to
                                         present. Chairman, AXA Rosenberg Group
                                         LLC, January 1999 to present; Director,
                                         Barr Rosenberg Research Center LLC,
                                         January 1999 to present; Managing
                                         General Partner and Chief Investment
                                         Officer, Rosenberg Institutional Equity
                                         Management, January 1985 to December
                                         1998.

 Kenneth Reid                            Director, Barr Rosenberg Investment
 Chief Executive Officer                 Management, Inc., 4 Orinda Way,
                                         Orinda, California, February 1990 to
                                         present; General Partner and Director
                                         of Research, Rosenberg Institutional
                                         Equity Management, June 1986 to
                                         December 1998.

 William Ricks                           Director of Accounting Research,
 Chief Investment Officer                Portfolio Engineer and Research
                                         Associate, Rosenberg Institutional
                                         Equity Management, 1989 to 1998.

 Cecelia Baron                           Marketing Director, Rosenberg
 Marketing Director                      Institutional Equity Management, 1993
                                         to 1998; Vice president and Manager of
                                         Business Development, Fischer Francis
                                         Trees & Watts, New York, 1985 to 1993.

ITEM  27.     PRINCIPAL UNDERWRITERS:

(a) Barr Rosenberg Funds Distributor, Inc. (the "Distributor") is the principal underwriter of the Trust's Institutional Class, Investor Class, Adviser Class, Class A, Class B and Class C shares. The Distributor does not act as principal underwriter, depositor or investment adviser for any other investment company.

(b) Information with respect to the Distributor's directors and officers is as follows:

                            Positions and Offices        Positions and Offices
 Name                       with Underwriter             with Registrant
 ------------------         ---------------------        ---------------------

 Lynn J. Mangum             Director                     None

 William J. Tomko           President                    None

 Kevin J. Dell              Secretary                    None

 Edward S. Forman           Assistant Secretary          None

 Dennis R. Sheehan          Director/Treasurer           None

 Olusegun T. Lawal          Financial Operations Officer None

 Charles L. Booth           Vice President/Assistant     None
                            Compliance Officer

 Richard F. Froio           Chief Compliance Officer     None


The principal business address of all directors and officers of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219

(c)    None

ITEM  28.     LOCATION OF ACCOUNTS AND RECORDS.

       All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

1.        Barr Rosenberg Series Trust
          3435 Stelzer Road
          Columbus, Ohio  43219
          Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
          Rule 31a-2 (a)

2.        AXA Rosenberg Investment Management LLC
          Four Orinda Way
          Building E
          Orinda, CA  94563

          Rule 31a-1 (f)
          Rule 31a-2 (e)

3.        Barr Rosenberg Funds Distributor, Inc.
          3435 Stelzer Road
          Columbus, Ohio  43219
          Rule 31a-1 (d)
          Rule 31a-2 (c)

ITEM  29.     MANAGEMENT SERVICES.

              None.

ITEM  32.     UNDERTAKINGS.

       The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

       A copy of the Second Amended and Restated Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, and the State of California, on the 28th day of March, 2002.

                              BARR ROSENBERG SERIES TRUST

                              By:   RICHARD SAALFELD
                                 ----------------------
                                 Richard Saalfeld
                                 President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 28th day of March, 2002.


SIGNATURE                             TITLE                                   DATE
 RICHARD SAALFELD                     President (Principal Executive          March 28, 2002
-----------------                     Officer)
Richard L. Saalfeld

 KENNETH REID                         Trustee                                 March 28, 2002
-------------
Kenneth Reid

                                      Chief Financial Officer (Principal      March 28, 2002
------------------------              Financial and Accounting Officer)
Steven Pierce*

                                      Trustee                                 March 28, 2002
------------------------
William F. Sharpe*

                                      Trustee                                 March 28, 2002
------------------------
Nils H. Hakansson*

                                      Trustee                                 March 28, 2002
------------------------
Dwight M. Jaffee*


*By:  KENNETH REID
    -------------------
      Kenneth Reid
      Attorney-in-Fact

Date: March 28, 2002

                                  EXHIBIT INDEX

EXHIBIT NUMBER                          DESCRIPTION

23(a)(8) Amendment No. 7 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant

23(d)(1) Management Contract between the Registrant on behalf of its U.S. Large Capitalization Fund and AXA Rosenberg Investment Management LLC

23(d)(2) Management Contract between the Registrant on behalf of its U.S. Market Neutral Fund and AXA Rosenberg Investment Management LLC

23(h)(2) Expense Limitation Agreement between AXA Rosenberg Investment Management LLC and the Registrant on behalf of the Funds

23(i)                     Opinion of Ropes & Gray

23(j)                     Consent of PricewaterhouseCoopers LLP

23(q)(4)                  Power of Attorney of Steven Pierce